REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Mar. 31, 2025
REGULATORY CAPITAL REQUIREMENTS [Abstract]
REGULATORY CAPITAL REQUIREMENTS
12.	REGULATORY CAPITAL REQUIREMENTS

The Group’s broker-dealer subsidiary, WSI, which is located in Hong Kong, is subject to capital requirements determined by its respective regulator, the Securities and Futures (Financial Resources) Rules and the Securities and Future Ordinance. Regulatory capital requirements could restrict the operating subsidiary from expanding its business and declaring dividends if its required capital does not meet regulatory requirements. As of March  31, 2025 and 2024, WSI is required to maintain minimum liquid capital of $385,609 (HK$3.0 million) and $383,342 (HK$3.0 million), respectively, and was in compliance with its regulatory capital requirements.